Share-based Compensation and Incentive Plans (Summary of Stock Option Activity) (Details) - Stock Options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Outstanding Number of Shares (in shares)	1,602,587
Granted, Number of Shares (in shares)	0	0	0
Exercised, Number of Shares (in shares)	(211,531)
Forfeited, Number of Shares (in shares)	(172,548)
Expired, Number of Shares (in shares)	0
Ending Outstanding Number of Shares (in shares)	1,218,508	1,602,587
Exercisable, Number of Shares (in shares)	1,218,508
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning Outstanding, Weighted Average Exercise Price per Share (usd per share)	$ 26.74
Granted, Weighted Average Exercise Price per Share (usd per share)	0
Exercised, Weighted Average Exercise Price per Share (usd per share)	19.37
Forfeited, Weighted Average Exercise Price per Share (usd per share)	0
Expired, Weighted Average Exercise Price per Share (usd per share)	26.71
Ending Outstanding Weighted Average Exercise Price per Share (usd per share)	28.02	$ 26.74
Exercisable, Weighted Average Exercise Price per Share (usd per share)	$ 28.00
Weighted Average Remaining Contractual Term (years)	2 years 4 months 2 days	3 years 3 months 29 days
Exercisable, Weighted Average Remaining Contractual Term (years)	2 years 4 months 2 days
Aggregate Intrinsic Value, beginning balance	$ 870
Aggregate Intrinsic Value, ending balance	580	$ 870
Exercisable, Aggregate Intrinsic Value	$ 580